Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Net Income Per Ordinary Share - Basic and Diluted	The net income per share before and after the retrospective adjustments are as follows.
	For the Six Months Ended June 30, 2022
	Before adjustment	After adjustment
Net income from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.01	$0.04

Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$-	$(0.01)

Net income attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.01	$0.03